Note 7 - Risk Management - Headings Of Balance under Market Risk (Details) - EUR (€)	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Financial Assets Held For Trading [Member]
Headings Of Balance under Market Risk Line Items
Amount Of The Balance Sheet Under VaR	€ 96,461,000,000		€ 114,156,000,000		€ 59,008,000,000
Amount Of The Balance Sheet Other Metric Market Risk	1,671,000,000	[1]	124,000,000	[2]	441,000,000	[3]
Financial Assets At Fair Value Through Other Comprehensive Income [Member]
Headings Of Balance under Market Risk Line Items
Amount Of The Balance Sheet Under VaR	7,089,000,000		5,652,000,000		5,661,000,000
Amount Of The Balance Sheet Other Metric Market Risk	24,691,000,000	[1]	19,125,000,000	[2]	24,083,000,000	[3]
Of Which Equity Instruments [Member]
Headings Of Balance under Market Risk Line Items
Amount Of The Balance Sheet Under VaR	0		0		0
Amount Of The Balance Sheet Other Metric Market Risk	1,783,000,000	[1]	2,046,000,000	[2]	2,404,000,000	[3]
Hedging Derivatives Assets [Member]
Headings Of Balance under Market Risk Line Items
Amount Of The Balance Sheet Under VaR	628,000,000		688,000,000		829,000,000
Amount Of The Balance Sheet Other Metric Market Risk	840,000,000	[1]	1,061,000,000	[2]	1,397,000,000	[3]
Financial Liabilities Held For Trading [Member]
Headings Of Balance under Market Risk Line Items
Amount Of The Balance Sheet Under VaR	74,967,000,000		67,859,000,000		42,468,000,000
Amount Of The Balance Sheet Other Metric Market Risk	12,677,000,000	[1]	11,011,000,000	[2]	2,526,000,000	[3]
Hedging Derivatives Liabilities [Member]
Headings Of Balance under Market Risk Line Items
Amount Of The Balance Sheet Under VaR	671,000,000		550,000,000		1,157,000,000
Amount Of The Balance Sheet Other Metric Market Risk	€ 1,183,000,000	[1]	€ 910,000,000	[2]	€ 638,000,000	[3]

[1]	(*) Includes mainly assets and liabilities managed by ALCO.
[2]	(*) Includes mainly assets and liabilities managed by ALCO.
[3]	(*) Includes mainly assets and liabilities managed by ALCO.